Annual Total Returns [BarChart] - AMG TimesSquare Mid Cap Growth Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	(2.01%)
Annual Return 2012	18.44%
Annual Return 2013	36.43%
Annual Return 2014	5.12%
Annual Return 2015	0.49%
Annual Return 2016	7.26%
Annual Return 2017	22.40%
Annual Return 2018	(4.55%)
Annual Return 2019	37.15%
Annual Return 2020	33.03%